RELATED PARTY TRANSACTIONS (Details)						12 Months Ended
	May. 14, 2015 USD ($) bbl / d	Dec. 11, 2014 USD ($) bbl / d $ / bbl	Oct. 01, 2014 bbl / d $ / bbl	Sep. 30, 2014 USD ($)	May. 14, 2014 USD ($) bbl / d $ / bbl	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May. 15, 2015 USD ($) $ / bbl
PBF Holding Company LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Notice Of Withdrawal Period					30 days
Related Party, Annual Fee | $					$ 490,000
PBF Holding Company LLC [Member] | Amended and Restated Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party, Annual Fee | $		$ 4,400,000		$ 797,000
PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expense Reimbursement, Salaries and Benefit Costs Reimbursement, Minimum Time Commitment to Company, Percent						50.00%
Related Party Transaction, Annual Fee | $					$ 2,300,000
PBF LLC [Member] | Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $				$ 2,525,000
PBF LLC [Member] | Second Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $		$ 2,700,000
Toledo Tank Farm [Member] | PBF Holding Company LLC [Member] | Toledo Tank Farm Storage and Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d		4,400
Oil And Gas Plant, Terminaling Services Fee, Base Commitment		2.52
Oil And Gas Plant, Storage Services Fee		0.5
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum		2.52
Delaware City Rail Unloading Terminal [Member] | PBF Holding Company LLC [Member] | DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Terminaling Services Fee, Base Commitment					2.00
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum					0.5
Toledo Truck Unloading Terminal [Member] | PBF Holding Company LLC [Member] | Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					4,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment					1
Delaware City West Heavy Crude Unloading Rack [Member] | PBF Holding Company LLC [Member] | West Ladder Rack Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d			40,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment			2.20
Oil And Gas Plant, Terminaling Services Fee, Fee For Volume Above Minimum			1.50
Agreement Period One [Member] | Delaware City Rail Unloading Terminal [Member] | PBF Holding Company LLC [Member] | DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					75,000
Agreement Period Two [Member] | Delaware City Rail Unloading Terminal [Member] | PBF Holding Company LLC [Member] | DCR Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					85,000
Agreement Period Three [Member] | Toledo Truck Unloading Terminal [Member] | PBF Holding Company LLC [Member] | Toledo Terminaling Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d					5,500
General and Administrative Expense [Member] | PBF Holding and PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $						$ 4,000	$ 2,000	$ 1,000
Operating and Maintenance Expense [Member] | PBF Holding and PBF LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction | $						2,000	$ 2,000	$ 2,000
PBF Holding Company LLC [Member] | PBF LLC [Member] | Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Maximum Reimbursement per Event, Net of Insurance Recoveries | $						$ 20,000,000
Related Party, Transaction Period						5 years
Subsequent Event [Member] | PBF Holding Company LLC [Member] | Third Amended and Restated Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party, Annual Fee | $									$ 4,000
Subsequent Event [Member] | PBF LLC [Member] | Third Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Annual Fee | $	$ 2,350,000
Subsequent Event [Member] | Delaware City Products Pipeline [Member] | PBF Holding Company LLC [Member] | Delaware City Pipeline Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d	50,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment									0.5266
Subsequent Event [Member] | Refined Clean Product [Member] | Delaware City Truck Rack [Member] | PBF Holding Company LLC [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d	30,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment									0.462
Subsequent Event [Member] | LPGs [Member] | Delaware City Truck Rack [Member] | PBF Holding Company LLC [Member] | Delaware City Terminaling Services Agreement [Member]
Related Party Transaction [Line Items]
Oil And Gas Plant, Collaborative Agreement, Minimum Throughput Capacity | bbl / d	5,000
Oil And Gas Plant, Terminaling Services Fee, Base Commitment									2.52